Note 20 - Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 20 - Restricted Net Assets (Details) [Line Items]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	¥ 2,164,132	¥ 2,055,417
Group VIEs [Member]
Note 20 - Restricted Net Assets (Details) [Line Items]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	¥ 78,847	¥ 131,313